Schedule of Investments ─ IQ 500 International ETF

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 98.4%
Australia — 4.7%
AGL Energy Ltd.	27,997	$160,460
Ampol Ltd.	11,975	287,909
ANZ Group Holdings Ltd.	11,748	211,236
Aristocrat Leisure Ltd.	5,963	175,413
BHP Group Ltd.	39,959	1,248,636
BlueScope Steel Ltd.	13,458	210,045
Coles Group Ltd.	29,922	314,700
Commonwealth Bank of Australia	3,150	244,734
Downer EDI Ltd.	75,843	211,073
EBOS Group Ltd.	5,188	119,915
Fortescue Ltd.	19,482	384,813
Glencore PLC	358,479	1,919,372
GrainCorp Ltd., Class A	33,003	176,279
Metcash Ltd.	71,211	171,350
National Australia Bank Ltd.	8,874	191,237
Origin Energy Ltd.	28,324	159,526
Qantas Airways Ltd.*	44,048	161,896
Ramsay Health Care Ltd.	6,394	216,537
Rio Tinto PLC	16,767	1,174,995
Sonic Healthcare Ltd.	10,072	213,193
South32 Ltd.	55,265	122,386
Telstra Group Ltd.	88,163	235,453
Viva Energy Group Ltd.	89,409	207,455
Wesfarmers Ltd.	12,329	474,092
Westpac Banking Corp.	11,609	185,561
Woodside Energy Group Ltd.	8,355	179,003
Woolworths Group Ltd.	21,527	512,439
Worley Ltd.	17,774	174,128
Total Australia		10,043,836

Austria — 0.5%
Mondi PLC	9,521	171,440
OMV AG	13,481	604,932
Verbund AG	1,885	154,899
voestalpine AG	8,041	241,073
Total Austria		1,172,344

Belgium — 0.9%
Anheuser-Busch InBev SA	15,741	983,342
Colruyt Group NV	5,453	250,378
KBC Group NV	2,309	151,693
Solvay SA	2,247	62,094
Syensqo SA*	2,247	201,342
Umicore SA(a)	11,156	256,542
Total Belgium		1,905,391

Canada — 7.2%
Air Canada*	15,799	215,454
Alimentation Couche-Tard, Inc.	19,428	1,145,569
AltaGas Ltd.	9,317	194,911
Bank of Montreal	3,202	303,508
Bank of Nova Scotia (The)	5,995	282,104
Barrick Gold Corp.	10,562	166,013
BCE, Inc.	7,432	301,775
Brookfield Corp.	19,491	778,444
Canadian Imperial Bank of Commerce	5,355	243,531
Canadian National Railway Co.	2,253	281,243
Canadian Natural Resources Ltd.	5,661	364,562
Canadian Pacific Kansas City Ltd.	2,038	165,032
Canadian Tire Corp., Ltd., Class A(a)	1,535	164,179
CCL Industries, Inc., Class B	2,989	128,728
Cenovus Energy, Inc.	27,004	440,213
CGI, Inc.*	2,675	301,447
Empire Co., Ltd., Class A	10,922	284,812
Enbridge, Inc.	27,536	983,922
George Weston Ltd.	4,762	610,554
Gibson Energy, Inc.	9,502	152,624
Great-West Lifeco, Inc.	12,833	431,080
Imperial Oil Ltd.	7,908	459,014
Intact Financial Corp.	1,046	164,606
Keyera Corp.	6,874	167,316
Loblaw Cos. Ltd.	6,536	657,245
	Shares	Value
Common Stocks (continued)
Canada (continued)
Magna International, Inc.	8,039	$459,758
Metro, Inc.	3,743	197,761
Nutrien Ltd.	9,050	454,109
Parkland Corp.	16,695	573,307
Pembina Pipeline Corp.(a)	6,644	230,294
Power Corp. of Canada	14,215	416,965
Restaurant Brands International, Inc.	3,151	247,519
Rogers Communications, Inc., Class B	4,734	222,518
Royal Bank of Canada	4,611	452,834
Saputo, Inc.	7,530	156,230
Sun Life Financial, Inc.	4,940	257,676
Suncor Energy, Inc.	13,410	446,849
TC Energy Corp.(a)	6,713	266,500
Teck Resources Ltd., Class B	4,492	180,917
TELUS Corp.	12,249	220,767
TFI International, Inc.	1,540	203,662
Thomson Reuters Corp.	1,389	207,521
Toronto-Dominion Bank (The)	7,067	431,991
West Fraser Timber Co., Ltd.	2,436	194,927
WSP Global, Inc.	1,615	238,748
Total Canada		15,448,739

Denmark — 0.9%
Carlsberg A/S, Class B	1,060	137,362
DSV A/S	3,281	591,716
ISS A/S	11,743	224,188
Novo Nordisk A/S, Class B	6,077	686,184
Orsted A/S	2,559	146,004
Vestas Wind Systems A/S*	6,484	185,832
Total Denmark		1,971,286

Finland — 1.1%
Fortum OYJ	67,931	936,394
Kesko OYJ, Class B	8,418	165,324
Kone OYJ, Class B	3,116	155,495
Neste OYJ	5,194	180,825
Nokia OYJ	93,103	335,964
Outokumpu OYJ(a)	31,963	137,421
Stora Enso OYJ, Class R	15,721	201,764
UPM-Kymmene OYJ	6,119	223,796
Total Finland		2,336,983

France — 11.4%
Accor SA	4,490	178,995
Air France-KLM*	22,919	296,259
Air Liquide SA	3,310	624,463
Airbus SE	7,062	1,133,786
Alstom SA	7,775	99,236
Arkema SA	2,028	223,155
Atos SE*(a)	21,792	94,331
AXA SA	24,121	816,435
BNP Paribas SA	10,939	743,248
Bollore SE	79,600	529,600
Bouygues SA	25,218	930,814
Bureau Veritas SA	5,792	155,401
Capgemini SE	2,665	599,813
Carrefour SA	46,536	799,695
Cie de Saint-Gobain SA	12,734	910,718
Cie Generale des Etablissements Michelin SCA	9,564	320,185
Credit Agricole SA	30,896	446,760
Danone SA	7,083	475,021
Dassault Systemes SE	4,164	218,174
Eiffage SA	4,361	459,880
Engie SA	72,665	1,168,986
EssilorLuxottica SA	2,281	451,691
Forvia SE*	13,938	243,075
Kering SA	503	209,401
Legrand SA	1,922	188,400
L’Oreal SA	1,438	694,632
LVMH Moet Hennessy Louis Vuitton SE	2,025	1,701,651
Orange SA	59,734	713,616

Schedule of Investments ─ IQ 500 International ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Pernod Ricard SA	883	$146,272
Publicis Groupe SA	4,452	450,229
Renault SA	10,412	396,642
Rexel SA	12,977	349,446
Safran SA	2,298	432,891
SCOR SE	6,591	198,031
Societe Generale SA	14,978	389,825
Sodexo SA	5,727	650,711
SPIE SA	6,472	215,827
Technip Energies NV	7,911	165,808
Teleperformance SE	893	141,283
Thales SA	2,081	305,956
TotalEnergies SE	35,278	2,303,072
Valeo SE	11,697	154,567
Veolia Environnement SA	17,771	584,324
Vinci SA	15,254	1,939,972
Vivendi SE	26,554	301,567
Total France		24,553,844

Germany — 10.6%
adidas AG	1,792	342,828
Allianz SE	3,900	1,049,772
Aurubis AG	3,091	225,160
BASF SE	26,677	1,288,355
Bayer AG	12,504	392,533
Bayerische Motoren Werke AG	12,552	1,319,555
Bechtle AG	3,623	190,241
Beiersdorf AG	1,171	172,801
Brenntag SE	4,308	384,940
Continental AG	4,589	379,841
Covestro AG*	6,608	352,293
Daimler Truck Holding AG	13,924	503,055
Deutsche Bank AG	27,501	359,491
Deutsche Lufthansa AG*	47,779	402,120
Deutsche Post AG	56,781	2,745,916
Deutsche Telekom AG	70,549	1,743,034
E.ON SE	97,165	1,325,649
Evonik Industries AG	13,484	251,122
Fresenius Medical Care AG	11,801	461,477
Fresenius SE & Co. KGaA	23,306	661,256
Hannover Rueck SE	1,255	302,912
Heidelberg Materials AG	4,719	440,221
Infineon Technologies AG	7,098	260,180
KION Group AG	4,089	189,215
LANXESS AG	3,826	103,692
Mercedes-Benz Group AG	16,039	1,094,994
Merck KGaA	2,304	381,414
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,407	602,476
ProSiebenSat.1 Media SE(a)	15,656	111,391
RWE AG	10,424	388,720
Salzgitter AG	5,224	147,425
SAP SE	6,207	1,084,169
Siemens AG	6,134	1,110,596
Siemens Energy AG*	16,196	245,685
Siemens Healthineers AG	10,881	612,957
thyssenkrupp AG	77,385	484,350
TUI AG*	51,085	357,147
United Internet AG	10,111	267,108
Zalando SE*	3,689	74,854
Total Germany		22,810,945

Hong Kong — 0.7%
AIA Group Ltd.	28,313	220,752
CLP Holdings Ltd.	24,863	197,670
Nine Dragons Paper Holdings Ltd.*	211,100	78,313
Orient Overseas International Ltd.	22,230	331,008
Skyworth Group Ltd.	304,908	96,341
Techtronic Industries Co., Ltd.	14,659	156,018
WH Group Ltd.	617,571	363,405
Total Hong Kong		1,443,507
	Shares	Value
Common Stocks (continued)
Ireland — 0.2%
Kerry Group PLC, Class A	1,528	$137,231
Smurfit Kappa Group PLC	5,980	224,497
Total Ireland		361,728

Israel — 0.2%
ICL Group Ltd.	26,438	121,805
Teva Pharmaceutical Industries Ltd.*	29,542	357,317
Total Israel		479,122

Italy — 3.4%
A2A SpA	178,954	357,772
Assicurazioni Generali SpA	32,033	719,925
Coca-Cola HBC AG*	5,741	170,197
Enel SpA	289,877	1,996,643
Eni SpA	79,105	1,272,932
Hera SpA	85,225	302,722
Intesa Sanpaolo SpA	106,548	331,357
Iveco Group NV*	16,504	177,697
Leonardo SpA	22,313	392,768
Nexi SpA*	18,255	141,662
Poste Italiane SpA	23,596	257,977
Prysmian SpA	4,942	220,044
Saipem SpA*	119,323	172,905
Saras SpA(a)	104,317	178,356
Telecom Italia SpA*(a)	807,603	244,667
UniCredit SpA	10,995	324,380
Unipol Gruppo SpA	29,273	183,155
Total Italy		7,445,159

Japan — 31.1%
Aeon Co., Ltd.	37,468	905,589
AGC, Inc.	4,510	171,730
Aisin Corp.	13,483	512,386
Ajinomoto Co., Inc.	4,635	193,010
Alfresa Holdings Corp.	23,090	383,214
ANA Holdings, Inc.*	9,610	214,980
Asahi Group Holdings Ltd.	7,032	265,068
Asahi Kasei Corp.	42,652	327,531
Astellas Pharma, Inc.	14,237	168,010
Bridgestone Corp.	7,386	325,605
Canon, Inc.	22,043	615,259
Central Japan Railway Co.	7,835	197,945
Chubu Electric Power Co., Inc.	31,769	416,741
Chugai Pharmaceutical Co., Ltd.	7,255	265,384
Chugoku Electric Power Co., Inc. (The)	31,586	227,320
Cosmo Energy Holdings Co., Ltd.	6,445	271,865
CyberAgent, Inc.	18,320	119,877
Dai Nippon Printing Co., Ltd.	8,471	248,726
Dai-ichi Life Holdings, Inc.	19,662	438,637
Daiichi Sankyo Co., Ltd.	4,562	138,038
Daikin Industries Ltd.	2,019	329,905
Denso Corp.	37,404	599,027
Dentsu Group, Inc.	6,778	182,323
East Japan Railway Co.	5,337	308,190
Electric Power Development Co., Ltd.	11,577	196,771
ENEOS Holdings, Inc.	240,553	985,087
Fast Retailing Co., Ltd.	1,151	312,918
FUJIFILM Holdings Corp.	4,113	264,774
Fujitsu Ltd.	4,203	599,217
Hakuhodo DY Holdings, Inc.	16,695	130,373
Hankyu Hanshin Holdings, Inc.	5,285	163,747
Hitachi Ltd.	16,909	1,350,522
Honda Motor Co., Ltd.	105,440	1,208,584
Idemitsu Kosan Co., Ltd.	138,172	778,603
Inpex Corp.	18,589	260,062
Isuzu Motors Ltd.	18,627	259,000
ITOCHU Corp.(a)	46,227	2,135,281
Japan Airlines Co., Ltd.	8,836	171,884
Japan Post Bank Co., Ltd.	19,038	199,985
Japan Post Holdings Co., Ltd.	66,468	643,877
Japan Post Insurance Co., Ltd.	11,988	227,499
Japan Tobacco, Inc.	13,981	372,540

Schedule of Investments ─ IQ 500 International ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
JFE Holdings, Inc.	42,764	$685,599
JTEKT Corp.	21,426	199,712
Kajima Corp.	30,388	549,655
Kansai Electric Power Co., Inc. (The)	34,129	471,747
Kao Corp.	4,631	185,747
Kawasaki Heavy Industries Ltd.	9,777	225,338
Kawasaki Kisen Kaisha Ltd.	6,737	331,884
KDDI Corp.	23,065	772,699
Keyence Corp.	307	139,833
Kintetsu Group Holdings Co., Ltd.	5,837	182,088
Kirin Holdings Co., Ltd.	13,621	197,827
Kobe Steel Ltd.	33,246	467,843
Komatsu Ltd.	12,482	362,484
Konica Minolta, Inc.*	36,185	100,875
Kubota Corp.	16,695	257,263
Kyocera Corp.	19,804	295,688
Kyushu Electric Power Co., Inc.*	35,765	271,219
Lixil Corp.	9,264	125,421
LY Corp.	106,594	336,900
Marubeni Corp.	62,325	1,083,626
Mazda Motor Corp.	26,751	333,347
Medipal Holdings Corp.	26,295	424,354
Mitsubishi Chemical Group Corp.	82,391	504,407
Mitsubishi Corp.	130,617	2,291,997
Mitsubishi Electric Corp.	36,598	551,568
Mitsubishi Heavy Industries Ltd.	13,278	903,095
Mitsubishi Materials Corp.	10,593	196,750
Mitsubishi Motors Corp.	44,736	144,116
Mitsubishi UFJ Financial Group, Inc.	65,531	625,386
Mitsui & Co., Ltd.	36,584	1,509,411
Mitsui Chemicals, Inc.	8,341	249,588
Mitsui OSK Lines Ltd.	9,089	330,170
Mizuho Financial Group, Inc.	17,285	319,508
MS&AD Insurance Group Holdings, Inc.	8,497	357,377
Murata Manufacturing Co., Ltd.	12,477	257,350
NEC Corp.	12,340	818,868
NIDEC CORP	4,156	157,568
Nintendo Co., Ltd.	4,042	229,786
NIPPON EXPRESS HOLDINGS INC	6,256	376,665
Nippon Paint Holdings Co., Ltd.	18,111	144,776
Nippon Sanso Holdings Corp.	8,459	218,166
Nippon Steel Corp.	33,518	818,603
Nippon Telegraph & Telephone Corp.	1,332,153	1,697,829
Nippon Yusen K.K.	16,099	561,469
Nissan Motor Co., Ltd.	154,729	622,833
Nitto Denko Corp.	2,391	201,356
Nomura Holdings, Inc.	38,052	200,237
Nomura Research Institute Ltd.	6,595	204,516
NTT Data Group Corp.	36,909	540,473
Obayashi Corp.	20,786	194,742
Oji Holdings Corp.	50,263	198,954
ORIX Corp.	10,401	204,106
Osaka Gas Co., Ltd.	12,757	271,591
Otsuka Corp.	5,016	213,920
Otsuka Holdings Co., Ltd.	7,089	282,445
Outsourcing, Inc.*	15,186	180,767
Pan Pacific International Holdings Corp.	10,201	223,804
Panasonic Holdings Corp.	61,175	589,465
Persol Holdings Co., Ltd.	106,697	172,774
Rakuten Group, Inc.	41,091	182,861
Recruit Holdings Co., Ltd.	19,399	786,577
Renesas Electronics Corp.*	14,999	253,652
Resonac Holdings Corp.	10,154	205,824
Ricoh Co., Ltd.	33,503	267,703
Secom Co., Ltd.	3,495	256,312
Seiko Epson Corp.	12,769	189,253
Sekisui Chemical Co., Ltd.	11,185	161,988
Sekisui House Ltd.(a)	8,910	204,014
Seven & I Holdings Co., Ltd.	26,163	1,048,131
SG Holdings Co., Ltd.	15,049	197,101
Sharp Corp.*(a)	26,168	178,481
Shimizu Corp.	50,145	339,446
	Shares	Value
Common Stocks (continued)
Japan (continued)
Shin-Etsu Chemical Co., Ltd.	10,785	$433,466
SoftBank Corp.	62,615	841,078
SoftBank Group Corp.	30,874	1,364,433
Sojitz Corp.	13,191	316,205
Sompo Holdings, Inc.	5,984	314,848
Sony Group Corp.	16,589	1,667,695
Subaru Corp.	15,572	318,631
Sumitomo Chemical Co., Ltd.	95,039	227,170
Sumitomo Corp.	39,404	920,572
Sumitomo Electric Industries Ltd.	26,172	353,794
Sumitomo Forestry Co., Ltd.	7,536	226,016
Sumitomo Metal Mining Co., Ltd.	4,811	134,975
Sumitomo Mitsui Financial Group, Inc.	7,750	408,244
Suntory Beverage & Food Ltd.	4,622	152,786
Suzuken Co., Ltd.	11,000	345,257
Suzuki Motor Corp.	8,285	379,067
T&D Holdings, Inc.	12,845	216,610
Taisei Corp.	8,920	328,607
Takeda Pharmaceutical Co., Ltd.	15,561	464,355
TDK Corp.	8,096	412,180
Tohoku Electric Power Co., Inc.	50,610	341,970
Tokio Marine Holdings, Inc.	16,758	450,549
Tokyo Electric Power Co. Holdings, Inc.*	171,806	926,524
Tokyo Electron Ltd.	1,908	363,718
Tokyo Gas Co., Ltd.	14,956	347,976
Tokyu Corp.	11,275	133,634
TOPPAN Holdings, Inc.	14,091	394,172
Toray Industries, Inc.	46,148	233,779
Toyota Boshoku Corp.	9,861	165,446
Toyota Industries Corp.	5,036	433,577
Toyota Motor Corp.	147,201	3,021,057
Toyota Tsusho Corp.	21,561	1,443,448
West Japan Railway Co.	4,457	187,519
Yamada Holdings Co., Ltd.	50,116	154,454
Yamaha Motor Co., Ltd.	20,388	196,244
Yamato Holdings Co., Ltd.	15,334	268,181
Zensho Holdings Co., Ltd.	5,986	296,771
Total Japan		67,111,020

Luxembourg — 0.7%
APERAM SA	4,166	129,514
ArcelorMittal SA	44,277	1,233,176
Eurofins Scientific SE(a)	2,883	175,686
Total Luxembourg		1,538,376

Netherlands — 3.2%
Aegon Ltd.(a)	38,115	226,222
Akzo Nobel NV	2,369	183,324
ASML Holding NV	643	557,509
Heineken Holding NV	4,945	418,171
Heineken NV	3,879	393,125
ING Groep NV	14,483	207,507
Koninklijke Ahold Delhaize NV	28,767	812,763
Koninklijke Philips NV*	16,230	348,647
NN Group NV	4,668	192,886
OCI NV	5,086	147,066
Randstad NV	9,312	533,675
Shell PLC	74,123	2,309,766
Universal Music Group NV	10,890	323,766
Wolters Kluwer NV	1,306	193,644
Total Netherlands		6,848,071

Norway — 1.2%
Aker BP ASA	5,971	160,344
Equinor ASA	65,010	1,881,613
Norsk Hydro ASA	44,736	264,995
Telenor ASA	18,575	207,305
Total Norway		2,514,257

Portugal — 0.4%
EDP - Energias de Portugal SA	50,110	225,457
Galp Energia SGPS SA	22,932	364,057

Schedule of Investments ─ IQ 500 International ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Portugal (continued)
Jeronimo Martins SGPS SA	13,873	$317,666
Total Portugal		907,180

Singapore — 0.5%
DBS Group Holdings Ltd.	6,281	149,840
Jardine Cycle & Carriage Ltd.	9,301	181,030
Oversea-Chinese Banking Corp., Ltd.	21,238	204,855
Singapore Airlines Ltd.	43,077	215,328
Singapore Telecommunications Ltd.	103,081	185,127
STMicroelectronics NV	5,728	254,574
Total Singapore		1,190,754

Spain — 3.0%
Acciona SA	1,287	168,110
Acerinox SA	16,045	170,454
ACS Actividades de Construccion y Servicios SA	20,401	810,854
Banco Bilbao Vizcaya Argentaria SA	50,495	475,879
Banco Santander SA	183,313	743,826
Cia de Distribucion Integral Logista Holdings SA	9,244	263,483
Endesa SA	20,414	407,127
Iberdrola SA	62,140	754,306
Industria de Diseno Textil SA	14,945	644,651
Mapfre SA(a)	86,402	191,462
Naturgy Energy Group SA	14,551	395,150
Repsol SA	43,502	649,270
Sacyr SA	50,986	169,252
Telefonica SA	171,000	700,272
Total Spain		6,544,096

Sweden — 1.7%
Assa Abloy AB, B Shares	7,175	199,091
Atlas Copco AB, A Shares	15,521	250,788
Boliden AB	3,965	106,279
Electrolux AB, B Shares*	12,153	115,269
Essity AB, B Shares	7,839	185,650
H & M Hennes & Mauritz AB, B Shares(a)	18,567	265,018
Sandvik AB	7,646	162,357
Securitas AB, B Shares(a)	32,858	322,304
Skanska AB, B Shares	10,667	187,017
SKF AB, B Shares	7,412	147,704
SSAB AB, B Shares(a)	23,727	183,251
Telefonaktiebolaget LM Ericsson, B Shares	84,069	469,719
Telia Co. AB(a)	64,723	168,379
Volvo AB, B Shares	30,969	749,022
Volvo Car AB, B Shares*(a)	66,840	176,733
Total Sweden		3,688,581

Switzerland — 2.5%
ABB Ltd.	11,127	475,899
Adecco Group AG	12,989	568,406
Alcon, Inc.	2,297	175,224
Cie Financiere Richemont SA, Class A	1,390	209,023
DSM-Firmenich AG	1,314	139,992
Kuehne + Nagel International AG	2,557	875,732
Novartis AG	10,787	1,124,157
Sandoz Group AG*	2,151	74,721
Schindler Holding AG, Participating Certificate	753	189,600
Sika AG	671	187,803
Swiss Life Holding AG	280	202,823
Swisscom AG	330	198,573
UBS Group AG	21,592	654,166
Zurich Insurance Group AG	624	319,401
Total Switzerland		5,395,520

United Kingdom — 7.9%
Associated British Foods PLC	12,069	359,794
AstraZeneca PLC	4,923	658,264
BAE Systems PLC	37,231	558,036
Balfour Beatty PLC	44,226	186,981
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Barclays PLC	133,461	$252,248
BP PLC	247,012	1,454,668
British American Tobacco PLC	16,445	489,725
BT Group PLC	247,196	353,196
Bunzl PLC	6,180	253,017
Centrica PLC	295,432	520,872
CK Hutchison Holdings Ltd.	80,589	416,489
Compass Group PLC	31,348	869,458
Computacenter PLC	7,879	291,373
DCC PLC	5,459	400,143
Diageo PLC	7,065	257,356
Drax Group PLC	19,796	128,365
DS Smith PLC	43,404	156,201
easyJet PLC*	23,676	167,695
Entain PLC	11,282	139,102
Flutter Entertainment PLC*	1,450	300,702
Hays PLC	153,816	192,742
HSBC Holdings PLC	78,027	614,264
Imperial Brands PLC	14,050	339,678
Inchcape PLC	15,569	135,810
International Distributions Services PLC*	104,062	366,808
ITV PLC	155,296	118,657
J Sainsbury PLC	135,242	465,348
JD Sports Fashion PLC	80,497	119,986
JET2 PLC	10,271	174,743
John Wood Group PLC*	62,298	124,950
Johnson Matthey PLC	10,482	217,176
Kingfisher PLC	69,595	195,331
Lloyds Banking Group PLC	323,183	175,056
Marks & Spencer Group PLC	92,149	290,199
National Grid PLC	25,771	346,230
NatWest Group PLC	53,726	154,076
Pearson PLC	15,240	188,562
Reckitt Benckiser Group PLC	3,459	251,429
RELX PLC	8,418	349,682
Rolls-Royce Holdings PLC*	146,179	560,688
Serco Group PLC	83,996	185,583
SSE PLC	8,485	182,068
Standard Chartered PLC	25,823	196,911
Tesco PLC	284,924	1,039,887
Unilever PLC	19,875	973,667
Vodafone Group PLC	689,538	591,130
WPP PLC	32,263	316,931
Total United Kingdom		17,081,277

United States — 4.4%
CSL Ltd.	1,118	222,973
Experian PLC	5,636	236,559
Ferrovial SE	6,061	233,131
GSK PLC	39,747	793,654
Haleon PLC	58,773	240,624
Holcim AG*	7,637	588,989
Nestle SA	16,212	1,862,627
Roche Holding AG	5,686	1,637,828
Sanofi SA	7,953	806,531
Schneider Electric SE	3,003	596,620
Stellantis NV	67,297	1,498,210
Swiss Re AG	2,928	338,247
Tenaris SA	13,845	221,300
Waste Connections, Inc.	1,156	180,584
Total United States		9,457,877

Total Common Stocks
(Cost $194,756,268)		212,249,893

Preferred Stocks — 1.3%
Germany — 1.3%
Dr Ing hc F Porsche AG, 1.23%	3,082	264,879
Henkel AG & Co. KGaA, 2.72%	4,542	350,789

Schedule of Investments ─ IQ 500 International ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Preferred Stocks (continued)
Germany (continued)
Volkswagen AG, 27.97%	16,369	$2,130,851

Total Preferred Stocks
(Cost $3,586,185)		2,746,519

Short-Term Investments — 1.7%
Money Market Funds — 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(b)(c)	3,549,579	3,549,579
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(b)	37,442	37,442

Total Short-Term Investments
(Cost $3,587,021)		3,587,021

Total Investments — 101.4%
(Cost $201,929,474)		218,583,433
Other Assets and Liabilities, Net — (1.4)%		(2,945,902)

Net Assets — 100%		$215,637,531

		% of
Industry	Value	Net Assets
Industrials	$50,635,854	23.5%
Consumer Discretionary	29,132,647	13.5
Financials	21,741,889	10.1
Materials	21,202,272	9.8
Consumer Staples	21,091,796	9.8
Energy	19,099,382	8.9
Utilities	14,674,223	6.8
Communication Services	14,180,361	6.6
Health Care	13,043,217	6.0
Information Technology	10,194,771	4.7
Money Market Funds	3,587,021	1.7
Total Investments	$218,583,433	101.4%

Other Assets and Liabilities, Net	(2,945,902)	(1.4)

Total Net Assets	$215,637,531	100 .0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,667,599; total market value of collateral held by the Fund was $5,203,354. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,653,775.
(b)	Reflects the 1-day yield at January 31, 2024.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ 500 International ETF (continued)

January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$212,249,893	$—	$—	$212,249,893
Preferred Stocks	2,746,519	—	—	2,746,519
Short-Term Investments:
Money Market Funds	3,587,021	—	—	3,587,021
Total Investments in Securities	$218,583,433	$—	$—	$218,583,433

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended January 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.